Risk Report - Credit Risk Management - IFRS 9 5 Model results - Parenthetical information (Detail: Text Values) u-2 in Millions, € in Billions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
CRM IFRS 9 Model results [Abstract]
Group Provision for credit losses	€ 1.8	€ 1.5
Movement in Group Provision for Credit Losses in basis point	38